Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
NET LOSS	$ (5,069)	$ (2,024)	$ (18,061)	$ (20,987)	$ (29,216)	$ (25,427)
Other comprehensive income (expense), net of tax:
Foreign currency translation adjustment	(47)	13	(27)	10	(33)	(13)
COMPREHENSIVE LOSS	(5,116)	(2,011)	(18,088)	(20,977)	$ (29,249)	$ (25,440)
Comprehensive loss attributable to noncontrolling interest	(15)		(15)
COMPREHENSIVE LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (5,101)	$ (2,011)	$ (18,073)	$ (20,977)